FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 6:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its Investment in Evogene and embedded derivatives at fair value. The carrying amounts of cash and cash equivalents, trade receivables, other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments. Investment in Evogene is classified within Level 1. This is because this asset is valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Embedded derivatives are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Marketable securities:
Investment in Evogene	$4,093	$4,093	$-	$-

Embedded derivatives	5,707	-	-	5,707

Total financial assets	$9,800	$4,093	$-	$5,707

	December 31, 2010
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Marketable securities:
Investment in Evogene	$6,227	$6,227	$-	$-

Embedded derivatives	4,037	-	-	4,037

Total financial assets	$10,264	$6,227	$-	$4,037

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2011. The Company's Level 3 instruments consist of embedded derivatives (see Note 12).

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of embedded derivatives

Balance at December 31, 2010	$4,037

Fair value of exchange option within research and development arrangement (see Note 12)	1,557
Change in fair value of exchange option and embedded derivatives within research and development arrangements	113

Balance at December 31, 2011	$5,707